Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 14,393	$ 35,491,462	$ (31,519,789)	$ 3,986,066
Balance (in Shares) at Dec. 31, 2020	14,393,100
Equity-based compensation - stock option expense		473,787		473,787
Equity-based compensation - stock issuances to consultants and employees	$ 350	850,550		850,900
Equity-based compensation - stock issuances to consultants and employees (in Shares)	350,000
Warrants exercised	$ 712	1,424,288		1,425,000
Warrants exercised (in Shares)	712,500
Stock options exercised	$ 10	14,490		14,500
Stock options exercised (in Shares)	10,000
Stock issued as consideration for acquisition	$ 700	1,059,450		1,060,150
Stock issued as consideration for acquisition (in Shares)	699,980
Sale of common stock and warrants, net of transaction costs	$ 1,105	2,639,898		2,641,003
Sale of common stock and warrants, net of transaction costs (in Shares)	1,104,297
Net loss			(4,833,764)	(4,833,764)
Balance at Mar. 31, 2021	$ 17,270	41,953,925	(36,353,553)	5,617,642
Balance (in Shares) at Mar. 31, 2021	17,269,877
Balance at Dec. 31, 2021	$ 20,947	54,429,979	(50,943,115)	3,507,811
Balance (in Shares) at Dec. 31, 2021	20,946,712
Equity-based compensation - stock option expense		567,189		567,189
Equity-based compensation - stock issuances to consultants and employees	$ 450	415,973		416,423
Equity-based compensation - stock issuances to consultants and employees (in Shares)	450,000
Sale of common stock and warrants, net of transaction costs	$ 2,322	9,121,419		9,123,741
Sale of common stock and warrants, net of transaction costs (in Shares)	2,322,250
Net loss			(2,907,839)	(2,907,839)
Balance at Mar. 31, 2022	$ 23,719	$ 64,534,560	$ (53,850,954)	$ 10,707,325
Balance (in Shares) at Mar. 31, 2022	23,718,962